Label	Element	Value
LKCM Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2026).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Smaller companies are those with market capitalizations at the time of investment between $0.8 billion and $7 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Smaller companies are those with market capitalizations at the time of investment between $0.8 billion and $7 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index with characteristics that are similar to those of the Fund, and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index with characteristics that are similar to those of the Fund, and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
37.01%	2nd quarter, 2020
-30.75%	1st quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Small Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the Fund is that you could lose money.
LKCM Small Cap Equity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund, and result in financial losses. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests.
LKCM Small Cap Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – The Fund invests in equity securities and therefore is subject to investment risk, issuer risk, market risks and significant fluctuations in value in response to changes in a company’s financial condition as well as general market, economic and political conditions, and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be sensitive to rising interest rates, which increase borrowing costs and the costs of capital for the issuer. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.
•ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
•Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
•REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Small Cap Equity Fund | Equity Securities Risk, ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
LKCM Small Cap Equity Fund | Equity Securities Risk, Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
LKCM Small Cap Equity Fund | Equity Securities Risk, REITS Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Small Cap Equity Fund | Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund. If Fund investments do not keep pace with inflation, the present value of Fund assets and the value of Fund distributions could decline.
LKCM Small Cap Equity Fund | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
LKCM Small Cap Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

LKCM Small Cap Equity Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.
LKCM Small Cap Equity Fund | Sector Weighting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
LKCM Small Cap Equity Fund | Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
LKCM Small Cap Equity Fund | Small Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small Cap Companies Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies. Small capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. Stocks of these companies may trade less frequently and in more limited volume than stocks of mid or large capitalization companies. As a result, the securities of small capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.
LKCM Small Cap Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[1]
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)*	[1]
1 Year	rr_AverageAnnualReturnYear01	23.81%	[1]
5 Years	rr_AverageAnnualReturnYear05	13.86%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.55%	[1]
LKCM Small Cap Equity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	7.82%
LKCM Small Cap Equity Fund | Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	8.41%
LKCM Small Cap Equity Fund | LKCM Small Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LKSCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	584
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,300
Annual Return 2015	rr_AnnualReturn2015	(5.58%)
Annual Return 2016	rr_AnnualReturn2016	9.27%
Annual Return 2017	rr_AnnualReturn2017	17.04%
Annual Return 2018	rr_AnnualReturn2018	(5.70%)
Annual Return 2019	rr_AnnualReturn2019	22.70%
Annual Return 2020	rr_AnnualReturn2020	34.79%
Annual Return 2021	rr_AnnualReturn2021	14.49%
Annual Return 2022	rr_AnnualReturn2022	(22.11%)
Annual Return 2023	rr_AnnualReturn2023	22.57%
Annual Return 2024	rr_AnnualReturn2024	15.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.45%
5 Years	rr_AverageAnnualReturnYear05	11.21%
10 Years	rr_AverageAnnualReturnYear10	9.04%
LKCM Small Cap Equity Fund | LKCM Small Cap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	6.61%
LKCM Small Cap Equity Fund | LKCM Small Cap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.48%
5 Years	rr_AverageAnnualReturnYear05	8.80%
10 Years	rr_AverageAnnualReturnYear10	6.62%
LKCM Small-Mid Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM SMALL-MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2026).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies. The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Small-mid capitalization companies are those with market capitalizations at the time of investment between $2 billion and $20 billion. The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index with characteristics that are similar to those of the Fund, and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
34.18%	2nd quarter, 2020
-26.29%	1st quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Small-Mid Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the Fund is that you could lose money.
LKCM Small-Mid Cap Equity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund, and result in financial losses. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests.
LKCM Small-Mid Cap Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – The Fund invests in equity securities and therefore is subject to investment risk, issuer risk, market risks and significant fluctuations in value in response to changes in a company’s financial condition as well as general market, economic and political conditions, and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be sensitive to rising interest rates, which increase borrowing costs and the costs of capital for the issuer. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.
•ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
•Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
•REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Small-Mid Cap Equity Fund | Equity Securities Risk, ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
LKCM Small-Mid Cap Equity Fund | Equity Securities Risk, Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
LKCM Small-Mid Cap Equity Fund | Equity Securities Risk, REITS Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Small-Mid Cap Equity Fund | Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund. If Fund investments do not keep pace with inflation, the present value of Fund assets and the value of Fund distributions could decline.
LKCM Small-Mid Cap Equity Fund | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
LKCM Small-Mid Cap Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

LKCM Small-Mid Cap Equity Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.
LKCM Small-Mid Cap Equity Fund | Sector Weighting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
LKCM Small-Mid Cap Equity Fund | Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
LKCM Small-Mid Cap Equity Fund | Small And Mid Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Companies Risk – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. Stocks of these companies may trade less frequently and in more limited volume than stocks of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.
LKCM Small-Mid Cap Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)*	[4]
1 Year	rr_AverageAnnualReturnYear01	23.81%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.86%	[4]
10 Years	rr_AverageAnnualReturnYear10	12.55%	[4]
LKCM Small-Mid Cap Equity Fund | Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	8.64%
10 Years	rr_AverageAnnualReturnYear10	8.41%
LKCM Small-Mid Cap Equity Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.00%
5 Years	rr_AverageAnnualReturnYear05	8.77%
10 Years	rr_AverageAnnualReturnYear10	8.85%
LKCM Small-Mid Cap Equity Fund | LKCM Small-Mid Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LKSMX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	733
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,656
Annual Return 2015	rr_AnnualReturn2015	(1.41%)
Annual Return 2016	rr_AnnualReturn2016	1.17%
Annual Return 2017	rr_AnnualReturn2017	24.13%
Annual Return 2018	rr_AnnualReturn2018	(8.89%)
Annual Return 2019	rr_AnnualReturn2019	31.05%
Annual Return 2020	rr_AnnualReturn2020	30.66%
Annual Return 2021	rr_AnnualReturn2021	15.37%
Annual Return 2022	rr_AnnualReturn2022	(22.12%)
Annual Return 2023	rr_AnnualReturn2023	25.76%
Annual Return 2024	rr_AnnualReturn2024	15.64%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	11.29%
10 Years	rr_AverageAnnualReturnYear10	9.70%
LKCM Small-Mid Cap Equity Fund | LKCM Small-Mid Cap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	7.30%
LKCM Small-Mid Cap Equity Fund | LKCM Small-Mid Cap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.26%
5 Years	rr_AverageAnnualReturnYear05	8.76%
10 Years	rr_AverageAnnualReturnYear10	7.14%
LKCM Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2026).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies that the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities and/or strong market share positions. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies that the Adviser believes have attractive relative valuations. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	his information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
21.66%	2nd quarter, 2020
-17.75%	1st quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the Fund is that you could lose money.
LKCM Equity Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund, and result in financial losses. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests.
LKCM Equity Fund | Dividend Paying Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Dividend Paying Securities Risk – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Dividend paying securities might not experience the same level of earnings growth or capital appreciation as non-dividend paying securities. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fluctuate.
LKCM Equity Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – The Fund invests in equity securities and therefore is subject to investment risk, issuer risk, market risks and significant fluctuations in value in response to changes in a company’s financial condition as well as general market, economic and political conditions, and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be sensitive to rising interest rates, which increase borrowing costs and the costs of capital for the issuer. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.
•ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
•Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
•REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Equity Fund | Equity Securities Risk, ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
LKCM Equity Fund | Equity Securities Risk, Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
LKCM Equity Fund | Equity Securities Risk, REITS Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Equity Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – Non-U.S. investments carry potential risks not associated with domestic investments. Such risks may include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing, recordkeeping and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, significant limitations in transaction settlements in some foreign markets, and any regulatory, political, currency, security, economic and other risks associated with a particular country in which the Fund invests, including tariffs, trade disputes and sanctions. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information may impede the Fund’s ability to accurate evaluate foreign securities. It also may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currencies and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt.
LKCM Equity Fund | Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund. If Fund investments do not keep pace with inflation, the present value of Fund assets and the value of Fund distributions could decline.
LKCM Equity Fund | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
LKCM Equity Fund | Large Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Companies Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.
LKCM Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

LKCM Equity Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.
LKCM Equity Fund | Sector Weighting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
LKCM Equity Fund | Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
LKCM Equity Fund | Small And Mid Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Companies Risk – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. Stocks of these companies may trade less frequently and in more limited volume than stocks of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.
LKCM Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
LKCM Equity Fund | Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	23.49%
5 Years	rr_AverageAnnualReturnYear05	13.33%
10 Years	rr_AverageAnnualReturnYear10	11.93%
LKCM Equity Fund | LKCM Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LKEQX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,185
Annual Return 2015	rr_AnnualReturn2015	(3.54%)
Annual Return 2016	rr_AnnualReturn2016	11.66%
Annual Return 2017	rr_AnnualReturn2017	21.69%
Annual Return 2018	rr_AnnualReturn2018	(3.28%)
Annual Return 2019	rr_AnnualReturn2019	29.85%
Annual Return 2020	rr_AnnualReturn2020	22.83%
Annual Return 2021	rr_AnnualReturn2021	22.48%
Annual Return 2022	rr_AnnualReturn2022	(15.44%)
Annual Return 2023	rr_AnnualReturn2023	12.65%
Annual Return 2024	rr_AnnualReturn2024	14.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.44%
5 Years	rr_AverageAnnualReturnYear05	10.40%
10 Years	rr_AverageAnnualReturnYear10	10.44%
LKCM Equity Fund | LKCM Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	9.09%
10 Years	rr_AverageAnnualReturnYear10	9.13%
LKCM Equity Fund | LKCM Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	8.13%
10 Years	rr_AverageAnnualReturnYear10	8.28%
LKCM Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2026).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities. The Fund may invest in securities of small, mid and large capitalization companies, including dividend paying securities. The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.
The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in variable and floating rate bonds. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser. The Fund may invest in fixed income securities with call features.
In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities. The Fund may invest in securities of small, mid and large capitalization companies, including dividend paying securities. The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. These equity securities primarily consist of common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may also invest in variable and floating rate bonds. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities. Investment grade debt securities are considered to be those rated within the four highest rating categories by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc. or S&P Global Ratings, or of equivalent quality as determined by the Adviser. The Fund may invest in fixed income securities with call features.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance: The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index, and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index, and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
16.20%	2nd quarter, 2020
-14.86%	1st quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the Fund is that you could lose money.
LKCM Balanced Fund | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk – During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund would lose the income that would have been earned to maturity on that security. In the event of a call, the Fund may have to reinvest the proceeds in securities paying lower coupon rates.
LKCM Balanced Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The Fund is subject to the risk that the issuer or guarantor of a fixed income security becomes unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holdings to lose value. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. The credit quality of a security can deteriorate suddenly and rapidly. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Credit risk is typically greater for securities with ratings that are downgraded below investment grade. Generally, the longer the maturity of a security, the more sensitive it is to credit risk.
LKCM Balanced Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund, and result in financial losses. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests.
LKCM Balanced Fund | Dividend Paying Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Dividend Paying Securities Risk – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Dividend paying securities might not experience the same level of earnings growth or capital appreciation as non-dividend paying securities. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fluctuate.
LKCM Balanced Fund | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – The Fund invests in equity securities and therefore is subject to investment risk, issuer risk, market risks and significant fluctuations in value in response to changes in a company’s financial condition as well as general market, economic and political conditions, and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be sensitive to rising interest rates, which increase borrowing costs and the costs of capital for the issuer. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, and REITs.
•ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
•Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
•REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Balanced Fund | Equity Securities Risk, ADRs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
LKCM Balanced Fund | Equity Securities Risk, Common Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
LKCM Balanced Fund | Equity Securities Risk, REITS Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM Balanced Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk – The Fund invests in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including war, terrorism, pandemic and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.
LKCM Balanced Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – Non-U.S. investments carry potential risks not associated with domestic investments. Such risks may include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing, recordkeeping and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, significant limitations in transaction settlements in some foreign markets, and any regulatory, political, currency, security, economic and other risks associated with a particular country in which the Fund invests, including tariffs, trade disputes and sanctions. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information may impede the Fund’s ability to accurate evaluate foreign securities. It also may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currencies and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt.
LKCM Balanced Fund | Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund. If Fund investments do not keep pace with inflation, the present value of Fund assets and the value of Fund distributions could decline.
LKCM Balanced Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Market values of fixed income securities generally are inversely related to actual changes in interest rates – generally, when interest rates rise, the value of the Fund’s debt securities declines and when interest rates decline, the value of the Fund’s debt securities rises. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in heightened volatility in the fixed income markets and adversely affecting the liquidity of certain fixed income investments, any of which may result in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed income securities are also affected by their durations. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Generally, a bond with a longer maturity or duration will entail greater interest rate risk. For example, if a bond has a duration of ten years, a 1% increase in interest rates could be expected to result in a 10% decrease in the value of the bond. Conversely, a bond with a shorter maturity or duration will generally entail less interest rate risk.
LKCM Balanced Fund | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
LKCM Balanced Fund | Large Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Companies Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.
LKCM Balanced Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – The Fund is susceptible to the risk that certain investments held by the Fund may be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments , financial distress or geopolitical events such as sanctions, trading halts or wars may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.
LKCM Balanced Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

LKCM Balanced Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.
LKCM Balanced Fund | Sector Weighting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
LKCM Balanced Fund | Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
LKCM Balanced Fund | Small And Mid Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Companies Risk – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. Stocks of these companies may trade less frequently and in more limited volume than stocks of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.
LKCM Balanced Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only by the applicable entity as to the stated interest rate and face value at maturity, not its current market price. Notwithstanding that a security may be backed by the full faith and credit of the U.S. Government, circumstances could arise that would prevent the payment of interest or principal. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Fund holds does not apply to the market value of the security or the shares of the Fund. Like all fixed income securities, U.S. Government fixed income securities are also subject to market risk, credit risk and interest rate risk.
LKCM Balanced Fund | Variable And Floating Rate Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Securities Risk – The interest rates payable on variable and floating rate bonds are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. The interest rate on a floating rate bond is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate bonds are subject to market risk, interest rate risk and credit risk.
LKCM Balanced Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
LKCM Balanced Fund | Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	1.71%
LKCM Balanced Fund | Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	12.87%
5 Years	rr_AverageAnnualReturnYear05	8.22%
10 Years	rr_AverageAnnualReturnYear10	7.73%
LKCM Balanced Fund | LKCM Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LKBAX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,228
Annual Return 2015	rr_AnnualReturn2015	0.91%
Annual Return 2016	rr_AnnualReturn2016	9.70%
Annual Return 2017	rr_AnnualReturn2017	12.88%
Annual Return 2018	rr_AnnualReturn2018	(2.15%)
Annual Return 2019	rr_AnnualReturn2019	21.85%
Annual Return 2020	rr_AnnualReturn2020	15.28%
Annual Return 2021	rr_AnnualReturn2021	14.01%
Annual Return 2022	rr_AnnualReturn2022	(13.84%)
Annual Return 2023	rr_AnnualReturn2023	10.84%
Annual Return 2024	rr_AnnualReturn2024	10.99%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.99%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	7.58%
LKCM Balanced Fund | LKCM Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.78%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	6.53%
LKCM Balanced Fund | LKCM Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	5.28%
10 Years	rr_AverageAnnualReturnYear10	5.93%
LKCM Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2026).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Investment grade debt securities are considered to be those rated within the four highest rating categories assigned by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc., or S&P Global Ratings, or of equivalent quality as determined by the Adviser.
The Fund seeks to maintain an average effective maturity of its portfolio between three and ten years under normal market and economic conditions. The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position. The average effective maturity of the Fund’s portfolio may be less than three years if the Adviser believes a defensive posture is appropriate.
The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, variable and floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, and other financial obligations. The Fund may invest in fixed income securities with call features. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The Fund’s investments in fixed income securities consist primarily of investment grade corporate fixed income securities and fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund typically invests in fixed income securities with short- to intermediate-term maturities from one to ten years. Investment grade debt securities are considered to be those rated within the four highest rating categories assigned by a nationally recognized statistical ratings organization, such as Moody’s Investors Service, Inc., Fitch Ratings, Inc., or S&P Global Ratings, or of equivalent quality as determined by the Adviser.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index with characteristics that are similar to those of the Fund, and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index, an additional market index with characteristics that are similar to those of the Fund, and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
4.05%	4th quarter, 2023
-3.27%	1st quarter, 2022

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.27%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the Fund is that you could lose money.
LKCM Fixed Income Fund | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Call Risk – During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund would lose the income that would have been earned to maturity on that security. In the event of a call, the Fund may have to reinvest the proceeds in securities paying lower coupon rates.
LKCM Fixed Income Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The Fund is subject to the risk that the issuer or guarantor of a fixed income security becomes unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holdings to lose value. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. The credit quality of a security can deteriorate suddenly and rapidly. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Credit risk is typically greater for securities with ratings that are downgraded below investment grade. Generally, the longer the maturity of a security, the more sensitive it is to credit risk.
LKCM Fixed Income Fund | Convertible Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Debt Securities Risk – A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security is based on its yield and fluctuates in relation to changes in interest rates and the credit quality of the issuer and in relation to changes in the price of the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. Convertible securities are subject to market risk, credit risk and interest rate risk as well as the same types of market and issuer-specific risks that apply to the underlying common stock.
LKCM Fixed Income Fund | Cybersecurity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund, and result in financial losses. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests.
LKCM Fixed Income Fund | Fixed-Income Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk – The Fund invests in fixed income securities and is therefore subject to the risk that the prices of, and the income generated by, fixed income securities held by the Fund may decline significantly and/or rapidly in response to adverse issuer, geopolitical, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including war, terrorism, pandemic and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment.
LKCM Fixed Income Fund | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – Non-U.S. investments carry potential risks not associated with domestic investments. Such risks may include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing, recordkeeping and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, significant limitations in transaction settlements in some foreign markets, and any regulatory, political, currency, security, economic and other risks associated with a particular country in which the Fund invests, including tariffs, trade disputes and sanctions. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information may impede the Fund’s ability to accurate evaluate foreign securities. It also may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currencies and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt.
LKCM Fixed Income Fund | Government-Sponsored Enterprises Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Government-Sponsored Enterprises Risk – Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal Home Loan Bank, Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. There is no assurance that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. They are also subject to market risk, credit risk and interest rate risk. In addition, mortgage pass-through securities issued by government-sponsored enterprises are subject to prepayment risk and extension risk, discussed below. It is possible that the U.S. Government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.
LKCM Fixed Income Fund | Inflation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund. If Fund investments do not keep pace with inflation, the present value of Fund assets and the value of Fund distributions could decline.
LKCM Fixed Income Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	nterest Rate Risk – Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Market values of fixed income securities generally are inversely related to actual changes in interest rates – generally, when interest rates rise, the value of the Fund’s debt securities declines and when interest rates decline, the value of the Fund’s debt securities rises. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in heightened volatility in the fixed income markets and adversely affecting the liquidity of certain fixed income investments, any of which may result in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed income securities are also affected by their durations. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Generally, a bond with a longer maturity or duration will entail greater interest rate risk. For example, if a bond has a duration of ten years, a 1% increase in interest rates could be expected to result in a 10% decrease in the value of the bond. Conversely, a bond with a shorter maturity or duration will generally entail less interest rate risk.
LKCM Fixed Income Fund | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
LKCM Fixed Income Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – The Fund is susceptible to the risk that certain investments held by the Fund may be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments, financial distress or geopolitical events such as sanctions, trading halts or wars may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.
LKCM Fixed Income Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
LKCM Fixed Income Fund | Mortgage Pass-Through Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage Pass-Through Securities Risk – Investments in mortgage pass-through securities, including pass-through securities issued by a U.S. Government sponsored enterprise, are subject to fixed income securities risks which include, but are not limited to, interest rate risk and credit risk. Mortgage pass-through securities are sensitive to interest rate changes, and small movements in interest rates, both increases and decreases, may quickly and significantly affect the value of certain mortgage pass-through securities. Although the value of a mortgage pass-through security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid, therefore causing the Fund to purchase new securities at prevailing market rates, which usually will be lower. Mortgage pass-through securities are also subject to prepayment risk and extension risk. Prepayment risk is the risk that borrowers will prepay their mortgages and cause a decline in the Fund’s income and share price. Extension risk is the risk that mortgage payments will decline during times of rising interest rates and extend the duration of these securities, making them more sensitive to interest rate changes.
LKCM Fixed Income Fund | Preferred Stocks Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Stocks Risk – Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
LKCM Fixed Income Fund | Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.
LKCM Fixed Income Fund | Sector Weighting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
LKCM Fixed Income Fund | Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
LKCM Fixed Income Fund | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only by the applicable entity as to the stated interest rate and face value at maturity, not its current market price. Notwithstanding that a security may be backed by the full faith and credit of the U.S. Government, circumstances could arise that would prevent the payment of interest or principal. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Fund holds does not apply to the market value of the security or the shares of the Fund. Like all fixed income securities, U.S. Government fixed income securities are also subject to market risk, credit risk and interest rate risk.
LKCM Fixed Income Fund | Variable And Floating Rate Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Securities Risk – The interest rates payable on variable and floating rate bonds are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. The interest rate on a floating rate bond is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate bonds are subject to market risk, interest rate risk and credit risk.
LKCM Fixed Income Fund | Bloomberg U.S.Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[9]
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S.Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)*	[9]
1 Year	rr_AverageAnnualReturnYear01	1.25%	[9]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[9]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[9]
LKCM Fixed Income Fund | Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	1.71%
LKCM Fixed Income Fund | Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	2.04%
LKCM Fixed Income Fund | LKCM Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LKFIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 973
Annual Return 2015	rr_AnnualReturn2015	(0.27%)
Annual Return 2016	rr_AnnualReturn2016	3.83%
Annual Return 2017	rr_AnnualReturn2017	2.15%
Annual Return 2018	rr_AnnualReturn2018	0.26%
Annual Return 2019	rr_AnnualReturn2019	6.70%
Annual Return 2020	rr_AnnualReturn2020	4.29%
Annual Return 2021	rr_AnnualReturn2021	(1.54%)
Annual Return 2022	rr_AnnualReturn2022	(5.63%)
Annual Return 2023	rr_AnnualReturn2023	4.98%
Annual Return 2024	rr_AnnualReturn2024	3.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	1.72%
LKCM Fixed Income Fund | LKCM Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	0.86%
LKCM Fixed Income Fund | LKCM Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	0.96%
LKCM International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The Fund does not impose any sales charges in connection with purchases and sales of Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example reflects the fee waiver/expense reimbursement arrangement through May 1, 2026).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, whether or not you redeem your shares, your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S. companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). In determining the origin of a company, the Fund primarily relies on the country where the company is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenues or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund focuses its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries, including the United Kingdom.
To a limited degree, the Fund may also invest in companies based in the U.S. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, may purchase foreign currency forward contracts, including non-deliverable forwards, for hedging purposes, and may hold foreign currencies. From time to time, in pursuing its investment strategies, the Fund may hold a significant percentage of its investments in specific sectors of the economy.
The Fund seeks to invest in the equity securities of high quality companies, as determined by the Adviser, that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation. The Fund may invest in equity securities of small, mid and large capitalization companies, including dividend paying securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S. companies. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities primarily consist of common stocks, preferred stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”). In determining the origin of a company, the Fund primarily relies on the country where the company is incorporated, headquartered or has its principal place of business. The Fund may consider a company to be from a particular country even if it is not incorporated or headquartered in, or does not have its principal place of business in, that country if a majority of its assets are located in, or it derives a majority of its total revenues or profits from, goods or services produced or sales made in that country. The Fund generally invests in companies from developed markets, though it may invest to a lesser extent in companies from emerging markets. The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. The Fund focuses its investments in issuers that are incorporated in, headquartered in, or have their principal place of business in, European countries, including the United Kingdom.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow illustrate annual Fund returns for periods ended December 31
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best and Worst Quarterly Returns
19.19%	2nd quarter, 2020
-22.50%	1st quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
LKCM International Equity Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	The greatest risk of investing in the Fund is that you could lose money.
LKCM International Equity Fund | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Currency Risk – The Fund may have exposure to foreign currencies by making direct investments in securities denominated in non-U.S. currencies, purchasing or selling futures contracts and options on futures contracts for foreign or U.S. equity securities, indices or currencies, purchasing foreign currency forward contracts, and/or holding foreign currencies. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby negatively affect the Fund’s holdings of foreign (non-U.S.) currencies or securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Foreign currencies may be affected unpredictably by intervention, or by the failure to intervene, by the U.S. or foreign governments or central banks.
LKCM International Equity Fund | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk – Operational risks arising from, among other things, human or processing errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers, and third-party fund distribution platforms, as well as the ability of shareholders to transact with the Fund, and result in financial losses. Cybersecurity incidents may allow unauthorized parties to gain access to or misappropriate Fund assets, shareholder data, or confidential or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. In addition, authorized persons could inadvertently release Fund shareholder data or confidential or proprietary information stored on the Fund’s systems. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Portfolio companies in which the Fund invests are also exposed to various risks related to cybersecurity incidents, and the value of the Fund’s investments in such portfolio companies could be adversely impacted in the event any such cybersecurity incidents occur. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests.
LKCM International Equity Fund | Derivatives Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk – Derivatives are instruments, such as futures, foreign currency forward contracts and options, whose value is derived from that of other assets, rates, indices, or currencies. The use of derivatives may be considered to carry more risk than other types of investments and may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives. If the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of additional risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event that a counterparty is or becomes unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. The Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. When the Fund uses derivatives, it may be required to provide margin or collateral. These practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. However, the need to provide margin or collateral could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. Changes in the value of a derivative may not correlate perfectly with the underlying instrument, and the Fund could lose more than the principal amount invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
•Foreign Currency Forward Contracts – Foreign currency forward contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to buy or sell an agreed amount of a specific currency at a fixed price at a future date. The use of foreign currency forward contracts may expose the Fund to the risks associated with fluctuations in currency and additional risks, including credit risk, liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.
•Futures Contracts – Futures contracts are derivative instruments where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. Futures contracts may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition: (i) there may not be a liquid secondary market for futures contracts, and the Fund may be unable to close a futures contract when desired; (ii) the Adviser may not be able to predict correctly the direction of securities prices, currency exchange rates and other economic factors; and (iii) transaction costs associated with investments in futures contracts may be significant. Equity index futures contracts expose the Fund to volatility in an underlying securities index. Foreign currency futures contracts expose the Fund to risks associated with fluctuations in the value of foreign currencies.
•Options – For the purchase of a call option to be profitable to the purchaser, the market price of the underlying instrument must rise sufficiently above the call option exercise price to cover the premium and transaction costs, which will reduce any profit that might otherwise have been realized if the purchaser bought the underlying instrument instead of the call option. The Fund will receive a premium from writing call options, but it may not offset any losses sustained from exercised options if the underlying asset has increased in value when the call option is exercised. For the purchase of a put option to be profitable to the purchaser, the market price of the underlying security or instrument must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs, which will reduce any profit the purchaser might have realized. The Fund will receive a premium from writing put options, but it may not offset any losses sustained from exercised options if the Fund is required to buy the underlying asset at a disadvantageous price. Options on futures contracts may be subject to additional risks, including risks associated with the underlying futures contract.
LKCM International Equity Fund | Derivatives Risk, Foreign Currency Forward Contracts
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Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Forward Contracts – Foreign currency forward contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to buy or sell an agreed amount of a specific currency at a fixed price at a future date. The use of foreign currency forward contracts may expose the Fund to the risks associated with fluctuations in currency and additional risks, including credit risk, liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract.
LKCM International Equity Fund | Derivatives Risk, Future Contracts Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Futures Contracts – Futures contracts are derivative instruments where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. Futures contracts may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition: (i) there may not be a liquid secondary market for futures contracts, and the Fund may be unable to close a futures contract when desired; (ii) the Adviser may not be able to predict correctly the direction of securities prices, currency exchange rates and other economic factors; and (iii) transaction costs associated with investments in futures contracts may be significant. Equity index futures contracts expose the Fund to volatility in an underlying securities index. Foreign currency futures contracts expose the Fund to risks associated with fluctuations in the value of foreign currencies.
LKCM International Equity Fund | Derivatives Risk, Options Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Options – For the purchase of a call option to be profitable to the purchaser, the market price of the underlying instrument must rise sufficiently above the call option exercise price to cover the premium and transaction costs, which will reduce any profit that might otherwise have been realized if the purchaser bought the underlying instrument instead of the call option. The Fund will receive a premium from writing call options, but it may not offset any losses sustained from exercised options if the underlying asset has increased in value when the call option is exercised. For the purchase of a put option to be profitable to the purchaser, the market price of the underlying security or instrument must decline sufficiently below the put option’s exercise price to cover the premium and transaction costs, which will reduce any profit the purchaser might have realized. The Fund will receive a premium from writing put options, but it may not offset any losses sustained from exercised options if the Fund is required to buy the underlying asset at a disadvantageous price. Options on futures contracts may be subject to additional risks, including risks associated with the underlying futures contract.
LKCM International Equity Fund | Dividend Paying Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Dividend Paying Securities Risk – Securities that pay higher dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high or any dividends. Also, changes in the dividend policies of companies owned by the Fund and the capital resources available for these companies’ dividend payments may reduce the level of dividend payments and adversely affect the Fund. Dividend paying securities might not experience the same level of earnings growth or capital appreciation as non-dividend paying securities. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may fluctuate.
LKCM International Equity Fund | Emerging Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk – When investing in emerging markets, the risks of investing in foreign securities discussed below generally are heightened. Stock markets in many emerging market countries are relatively small, less developed, less liquid, more volatile, more expensive to trade in, and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on securities ownership, or intervene in the financial markets. Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political challenges. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; delays and disruptions in securities settlement procedures; and significant limitations on investor rights and recourse. In addition, there may be less information publicly available, or less reliable information available, to make investment decisions and accurately evaluate securities of issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject. It may be difficult to obtain or enforce legal judgments against non-U.S. companies and non-U.S. persons in foreign jurisdictions, either through the foreign judicial system or through a private arbitration process. These matters have the potential to impact the Fund’s investment objectives and performance.
LKCM International Equity Fund | Equity Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk – The Fund invests in equity securities and therefore is subject to investment risk, issuer risk, market risks and significant fluctuations in value in response to changes in a company’s financial condition as well as general market, economic and political conditions, and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be sensitive to rising interest rates, which increase borrowing costs and the costs of capital for the issuer. Equity securities are generally subordinate to an issuer’s debt in the event of liquidation or bankruptcy. The Fund’s investments in equity securities primarily consist of ADRs, common stocks, preferred stocks and REITs.
•ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
•Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
•Preferred Stock – Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
•REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM International Equity Fund | Equity Securities Risk, ADRs Risk Member
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Risk [Text Block]	rr_RiskTextBlock	ADRs – Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, capital restrictions, less government regulation, less publicly available information, less liquidity, increased price volatility, and differences in financial reporting standards. ADRs may not accurately track the prices of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading. Investing in such securities may expose the Fund to additional risk.
LKCM International Equity Fund | Equity Securities Risk, Common Stock Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Common Stock – The value of an issuing company’s common stock may rise or fall as a result of factors affecting the issuing company, other companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.
LKCM International Equity Fund | Equity Securities Risk, Preferred Stock Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Preferred Stock – Preferred stocks are sensitive to movement in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. In certain situations, an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.
LKCM International Equity Fund | Equity Securities Risk, REITS Risk Member
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Risk [Text Block]	rr_RiskTextBlock	REITs – Investments in REITs are subject to the risks associated with investing in the real estate industry, adverse governmental actions, regulatory limitations on rents and operating expenses, declines in property and real estate values, risks related to general and local economic conditions, increases in property taxes and operating expenses, overbuilding, changes in interest rates, liabilities resulting from environmental problems, and the potential failure of a REIT to qualify for federal income-tax-free “pass-through” of net income and net realized gains that are distributed to shareholders and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, and may not be diversified geographically or by property or tenant type. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses when investing in REITs.
LKCM International Equity Fund | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk – Non-U.S. investments carry potential risks not associated with domestic investments. Such risks may include, but are not limited to: currency exchange rate fluctuations, political and financial instability, less liquidity and greater volatility of foreign investments, lack of uniform accounting, auditing, recordkeeping and financing reporting standards, different government regulation and supervision of foreign banks, stock exchanges, brokers and listed companies, significant limitations in transaction settlements in some foreign markets, and any regulatory, political, currency, security, economic and other risks associated with a particular country in which the Fund invests, including tariffs, trade disputes and sanctions. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The unavailability and/or unreliability of public information may impede the Fund’s ability to accurate evaluate foreign securities. It also may be difficult to enforce contractual obligations or invoke judicial or arbitration processes against non-U.S. companies and non-U.S. persons in foreign jurisdictions. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currencies and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depositary or their agents goes bankrupt. To the extent the Fund invests a significant portion of its assets in securities of a single country or geographic region at any one time, it is more likely to be affected by events or conditions in that country or region. As a result, it may be more volatile than a more geographically diversified fund.
LKCM International Equity Fund | Geographic Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Geographic Concentration Risk – The Fund may focus its investments in companies located in or economically tied to particular countries or geographic regions. This could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.
•European Securities Risk – To the extent the Fund invests significantly in the securities of European companies, the Fund’s performance may be influenced by social, political and economic conditions in Europe. The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental relations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Responses to financial problems in European governments, central banks, and others, including austerity measures and other reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the euro. If one or more other countries were to exit the EU, or if any eurozone country abandoned the use of the euro as its currency, the value of investments tied to those countries could decline significantly and unexpectedly. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far reaching. Russia’s war with Ukraine has negatively impacted European economic activity. The effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the U.S. and other countries have been and could continue to be significant.
•United Kingdom Securities Risk – The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom could expose the Fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. Increasing commodity prices and rising inflation levels caused or exacerbated by the war between Russia and Ukraine prompted the United Kingdom government and other relevant authorities to implement significant policy changes. The effect of these policy changes may have a material, potentially negative, impact on the United Kingdom economy that could affect the performance of the Fund’s investments. Additionally, the transitional period following the United Kingdom’s departure from the European Union, commonly known as “Brexit,” ended on December 31, 2020 and European Union law ceased to have effect in the United Kingdom except to the extent retained by the United Kingdom by unilateral act. The United Kingdom and the European Union then reached a trade agreement that was ratified by all applicable United Kingdom and European Union governmental bodies. The economic effects of Brexit, including certain negative impacts on the ability of the United Kingdom to trade seamlessly with the European Union, are becoming clearer but some political, regulatory and commercial uncertainty in relation to the longer term impacts nevertheless remains to be resolved. Accordingly, there remains a risk that the aftermath of Brexit, including its ongoing effect on the United Kingdom’s relationships with other countries, including the United States, and the European Union, may negatively impact the value of investments held by the Fund.
LKCM International Equity Fund | Geographic Concentration Risk, European Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	European Securities Risk – To the extent the Fund invests significantly in the securities of European companies, the Fund’s performance may be influenced by social, political and economic conditions in Europe. The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental relations on trade, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money. Responses to financial problems in European governments, central banks, and others, including austerity measures and other reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the euro. If one or more other countries were to exit the EU, or if any eurozone country abandoned the use of the euro as its currency, the value of investments tied to those countries could decline significantly and unexpectedly. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far reaching. Russia’s war with Ukraine has negatively impacted European economic activity. The effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the U.S. and other countries have been and could continue to be significant.
LKCM International Equity Fund | Geographic Concentration Risk, United Kingdom Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	United Kingdom Securities Risk – The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom could expose the Fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. Increasing commodity prices and rising inflation levels caused or exacerbated by the war between Russia and Ukraine prompted the United Kingdom government and other relevant authorities to implement significant policy changes. The effect of these policy changes may have a material, potentially negative, impact on the United Kingdom economy that could affect the performance of the Fund’s investments. Additionally, the transitional period following the United Kingdom’s departure from the European Union, commonly known as “Brexit,” ended on December 31, 2020 and European Union law ceased to have effect in the United Kingdom except to the extent retained by the United Kingdom by unilateral act. The United Kingdom and the European Union then reached a trade agreement that was ratified by all applicable United Kingdom and European Union governmental bodies. The economic effects of Brexit, including certain negative impacts on the ability of the United Kingdom to trade seamlessly with the European Union, are becoming clearer but some political, regulatory and commercial uncertainty in relation to the longer term impacts nevertheless remains to be resolved. Accordingly, there remains a risk that the aftermath of Brexit, including its ongoing effect on the United Kingdom’s relationships with other countries, including the United States, and the European Union, may negatively impact the value of investments held by the Fund.
LKCM International Equity Fund | Hedging Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Hedging Risk – If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments, and therefore the use of hedging strategies may reduce the Fund’s return, or create a loss.
LKCM International Equity Fund | Inflation Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending or the financial markets overall and result in lower values for securities held by the Fund. If Fund investments do not keep pace with inflation, the present value of Fund assets and the value of Fund distributions could decline.
LKCM International Equity Fund | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk – An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
LKCM International Equity Fund | Large Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Cap Companies Risk – The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain or maintain high growth rates during periods of economic expansion.
LKCM International Equity Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk – When there is little or no active trading market for specific types of securities, it can become more difficult for the Fund to sell securities at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund. Market developments, financial distress or geopolitical events such as sanctions, trading halts or wars may cause the Fund’s investments to become less liquid or illiquid and subject to erratic price movements. Liquidity risk is particularly acute in the case of foreign investments that are traded in smaller, less-developed or emerging markets and securities issued by issuers with smaller market capitalizations. Certain investments that were liquid when purchased may become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception.
LKCM International Equity Fund | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk – The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in the Fund. Geopolitical and other events, including tensions, war, and open conflict between nations, such as between Russia and Ukraine, in the Middle East and in eastern Asia, could affect the economies of many countries including the United States. Trade disputes, pandemics, public health crises, natural disasters, cybersecurity incidents, and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed income markets, which may disrupt economies and markets and adversely affect the value of your investment. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets. In addition, policy changes by the U.S. government, the U.S. Federal Reserve and/or foreign governments, and political and economic changes within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown, threats not to increase the federal government’s debt limit which could result in a default on the government’s obligations, and the shutdown of certain financial institutions, may cause increased volatility in financial markets, affect investor and consumer confidence and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, the imposition of tariffs, risks associated with trade agreements between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant market volatility. In 2022 the Federal Reserve and certain foreign central banks began to increase interest rates to address rising inflation. The Federal Reserve and certain foreign central banks subsequently started to lower interest rates in September 2024, though economic or other factors, such as inflation, could lead to the Federal Reserve stopping or reversing these changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods. Regulators in the U.S. have adopted a number of changes to regulations affecting markets and issuers, some of which apply to the Fund. Due to the broad scope of the regulations being adopted, certain of these changes, which may be revised or rescinded, could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.
LKCM International Equity Fund | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Redemption Risk – The Fund may experience periods of significant redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Significant redemptions could hurt the Fund’s performance. The sale of assets to meet redemption requests may require the Fund to realize net capital gains, which could require the Fund to make substantial capital gains distributions to shareholders.
LKCM International Equity Fund | Sector Weighting Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Weighting Risk – The Fund may focus its investments in particular sectors of the economy. To the extent the Fund emphasizes investments in particular sectors of the economy, the Fund will be subject to a greater degree of risks particular to those sectors. Market conditions, interest rates, and economic, regulatory, financial or geopolitical developments could significantly affect securities in particular sectors. Depending on the weightings of the Fund’s investments in particular sectors, the Fund may have increased exposure to price movements of securities in those sectors.
LKCM International Equity Fund | Security Selection Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Security Selection Risk – Securities selected by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities or its particular industry or sector, such as poor operating or management performance, weak demand for the company’s products or services, the company’s failure to meet earnings or other operating performance expectations, financial leverage or credit deterioration, litigation or regulatory issues, or a decline in the value of the issuer’s business and assets.
LKCM International Equity Fund | Small And Mid Cap Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Small and Mid Cap Companies Risk – The Fund invests in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies. Small and mid capitalization companies may also have narrower commercial markets and more limited operating histories, product lines, and managerial and financial resources than larger, more established companies. Small and mid capitalization companies may be more sensitive to changes in interest rates, borrowing costs and earnings. Stocks of these companies may trade less frequently and in more limited volume than stocks of large capitalization companies. As a result, the securities of small and mid capitalization companies held by the Fund may be less liquid and subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In general, these risks are greater for small capitalization companies than for mid capitalization companies.
LKCM International Equity Fund | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk – The Fund may value certain securities at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives and foreign investments, which may be illiquid or which may become illiquid.
LKCM International Equity Fund | MSCI/EAFE® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI/EAFE® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Years	rr_AverageAnnualReturnYear05	5.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM International Equity Fund | Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for taxes)
Label	rr_AverageAnnualReturnLabel	Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM International Equity Fund | LKCM International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LKINX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2020	rr_AnnualReturn2020	14.45%
Annual Return 2021	rr_AnnualReturn2021	18.00%
Annual Return 2022	rr_AnnualReturn2022	(20.51%)
Annual Return 2023	rr_AnnualReturn2023	16.09%
Annual Return 2024	rr_AnnualReturn2024	4.83%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.83%
5 Years	rr_AverageAnnualReturnYear05	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2019
LKCM International Equity Fund | LKCM International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.70%
5 Years	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
LKCM International Equity Fund | LKCM International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%

[1]	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[3]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2026 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.
[4]	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
[5]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds. The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the “Financial Highlights” section of the Prospectus because the audited information in the “Financial Highlights” reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[6]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2026 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.
[7]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2026 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.
[8]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2026 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.80% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.
[9]	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
[10]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2026 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.50% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.
[11]	Luther King Capital Management Corporation (“Adviser”), the Fund’s investment adviser, has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund through May 1, 2026 in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.00% per annum (excluding any interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds (“Acquired Fund Fees and Expenses”), and extraordinary expenses). The fee waiver and expense reimbursement agreement may be terminated or changed only with the consent of the Board of Trustees.